UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214

SENTINEL GROUP FUNDS, INC.

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

(Name and address of agent for service)

(800) 282-3863

Registrant's telephone number, including area code

Date of fiscal year end: 11/30/17

Date of reporting period: 02/28/17

ITEM 1. Schedule of Investments (follows)

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at February 28, 2017

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	63.2%
U.S. Government Obligations	11.8%
Domestic Exchange Traded Funds	7.7%
Foreign Stocks & ADR's	1.8%
Real Estate Investment Trusts	0.7%
Domestic Corporate Bonds	0.4%
Cash and Other	14.4%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.4%
Microsoft Corp.	2.4%
Apple, Inc.	2.1%
Visa, Inc.	1.9%
Texas Instruments, Inc.	1.5%
Alphabet, Inc.	1.4%
The Travelers Cos., Inc.	1.4%
Merck & Co., Inc.	1.4%
Morgan Stanley	1.4%
Procter & Gamble Co.	1.3%
Total of Net Assets	22.2%

Top 10 Fixed Income Holdings*
Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q29056	4.00%	10/01/44	1.6%
FNMA TBA 15 YR Mar	2.50%	03/16/32	1.4%
FNMA AT2016	3.00%	04/01/43	1.2%
FHLMC Q02664	4.50%	08/01/41	1.1%
FNMA BC1809	3.50%	05/01/46	0.7%
FNMA AZ7347	3.00%	11/01/45	0.7%
FHLMC Q29260	4.00%	10/01/44	0.6%
FHR 3859 JB	5.00%	05/15/41	0.6%
GNMA II 005175	4.50%	09/20/41	0.6%
FNMA AS4707	3.50%	04/01/45	0.4%
Total of Net Assets			8.9%

Average Effective Duration (for all Fixed Income Holdings) 1.1 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at February 28, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 11.8%
U.S. Government Agency Obligations 11.8%
Federal Home Loan Mortgage Corporation 4.5%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	1,759 M	$1,920,613
Mortgage-Backed Securities:
15-Year:
FHLMC G18091
6%, 12/01/20	2 M	2,019
FHLMC J22900
2.5%, 03/01/28	1,110 M	1,126,608
		1,128,627

	Principal Amount (M=$1,000)	Value (Note 2)
20-Year:
FHLMC P00020
6.5%, 10/01/22	20 M	$20,185
30-Year:
FHLMC G08062
5%, 06/01/35	5 M	5,834
FHLMC Q02664
4.5%, 08/01/41	3,430 M	3,693,756
FHLMC Q29260
4%, 10/01/44	2,116 M	2,225,997
FHLMC Q29056
4%, 10/01/44	5,069 M	5,332,036
FHLMC G08637
4%, 04/01/45	884 M	929,655
		12,187,278
Total Federal Home Loan Mortgage Corporation		15,256,703

	Principal Amount (M=$1,000)	Value (Note 2)
Federal National Mortgage Association 6.4%
Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	2 M	$2,167
FNMA 255273
4.5%, 06/01/19	4 M	4,403
FNMA 255358
5%, 09/01/19	1 M	1,100
FNMA TBA 15 YR Mar
2.5%, 03/16/32(a)	4,920 M	4,931,531
		4,939,201
30-Year:
FNMA 687301
6%, 11/01/32	34	39
FNMA 690305
5.5%, 03/01/33	1 M	1,466

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 748895
6%, 12/01/33	109 M	$119,309
FNMA 725423
5.5%, 05/01/34	991 M	1,113,051
FNMA 725610
5.5%, 07/01/34	905 M	1,016,654
FNMA AD9193
5%, 09/01/40	540 M	592,422
FNMA AH8925
4.5%, 03/01/41	1,133 M	1,223,541
FNMA AL2860
3%, 12/01/42	1,209 M	1,205,387
FNMA AR9195
3%, 03/01/43	798 M	795,468
FNMA AT2016
3%, 04/01/43	4,191 M	4,175,207
FNMA AL5718
3.5%, 09/01/44	539 M	555,296
FNMA AS4707
3.5%, 04/01/45	1,382 M	1,420,781
FNMA AZ7347
3%, 11/01/45	2,261 M	2,248,153
FNMA BC1809
3.5%, 05/01/46	2,408 M	2,470,738
		16,937,512
Total Federal National Mortgage Association		21,876,713
Government National Mortgage Corporation 0.9%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	812,416
GNR 12-147 IO
0.5836%, 04/16/54	8,909 M	349,250
		1,161,666
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,754 M	1,893,798
Total Government National Mortgage Corporation		3,055,464
Total U.S. Government Obligations (Cost $40,115,043)		40,188,880
Domestic Corporate Bonds 0.4%
Communications 0.2%
AT&T, Inc.
3.8%, 03/15/22	552 M	569,228
Consumer Non-Cyclical 0.0%^
Zoetis, Inc.
3.25%, 02/01/23	139 M	140,579
Financials 0.2%
Brookfield Asset Management, Inc.
4%, 01/15/25	468 M	469,203
Wells Fargo & Co.
4.1%, 06/03/26	63 M	64,453
		533,656

	Principal Amount (M=$1,000)	Value (Note 2)
Insurance 0.0%^
Kemper Corp.
4.35%, 02/15/25	158 M	$159,141
Total Domestic Corporate Bonds (Cost $1,386,314)		1,402,604

	Shares	Value (Note 2)
Domestic Common Stocks 63.2%
Consumer Discretionary 7.7%
Comcast Corp.	120,000	4,490,400
Goodyear Tire & Rubber Co.	60,000	2,103,000
Home Depot, Inc.	15,000	2,173,650
Marriott Int'l., Inc.	31,100	2,705,389
McDonald's Corp.	35,000	4,467,750
Omnicom Group, Inc.	30,000	2,553,000
Time Warner, Inc.	40,000	3,928,400
TJX Cos., Inc.	45,000	3,530,250
		25,951,839
Consumer Staples 6.5%
CVS Health Corp.	20,000	1,611,600
Estee Lauder Cos, Inc.	30,000	2,485,500
Kraft Heinz Co.	30,000	2,745,300
McCormick & Co., Inc.	20,000	1,968,400
PepsiCo, Inc.	40,000	4,415,200
Philip Morris Int'l., Inc.	40,000	4,374,000
Procter & Gamble Co.	50,000	4,553,500
		22,153,500
Energy 4.4%
Chevron Corp.	20,000	2,250,000
EOG Resources, Inc.	30,000	2,909,700
ExxonMobil Corp.	38,000	3,090,160
Marathon Petroleum Corp.	40,000	1,984,000
Noble Energy, Inc.	50,000	1,820,500
Schlumberger Ltd.	37,700	3,029,572
		15,083,932
Financials 12.7%
American Express Co.	40,000	3,202,400
Chubb Ltd.	20,000	2,763,400
CME Group, Inc.	35,000	4,251,100
Comerica, Inc.	5,000	356,400
Discover Financial Services	60,000	4,268,400
JPMorgan Chase & Co.	50,000	4,531,000
Morgan Stanley	100,000	4,567,000
PNC Financial Services Group, Inc.	30,000	3,816,900
S&P Global, Inc.	35,000	4,531,450
Signature Bank*	15,000	2,362,650
The Travelers Cos., Inc.	40,000	4,889,600
Wells Fargo & Co.	60,000	3,472,800
		43,013,100

	Shares	Value (Note 2)
Health Care 9.5%
Amgen, Inc.	20,000	$3,530,600
Becton Dickinson & Co.	15,000	2,745,750
Biogen, Inc.*	5,000	1,443,000
Bristol-Myers Squibb Co.	50,000	2,835,500
Eli Lilly & Co.	25,000	2,070,250
Johnson & Johnson	25,000	3,055,250
Medtronic PLC(b)	55,320	4,475,941
Merck & Co., Inc.	70,000	4,610,900
Stryker Corp.	15,000	1,928,400
UnitedHealth Group, Inc.	20,000	3,307,600
Zoetis, Inc.	40,000	2,132,400
		32,135,591
Industrials 6.4%
Boeing Co.	20,000	3,604,600
Canadian National Railway Co.	45,000	3,139,650
General Dynamics Corp.	15,000	2,847,150
Honeywell Int'l., Inc.	35,000	4,357,500
Johnson Controls Int'l. plc	57,300	2,403,162
United Technologies Corp.	25,000	2,813,750
Verisk Analytics, Inc.*	30,000	2,487,600
		21,653,412
Information Technology 13.8%
Accenture PLC	32,400	3,969,000
Alphabet, Inc.*	6,000	4,939,260
Apple, Inc.	53,200	7,287,868
Check Point Software Technologies Ltd.*	25,000	2,472,750
Cisco Systems, Inc.	125,000	4,272,500
Cognizant Technology Solutions Corp.*	38,000	2,252,260
Microsoft Corp.	125,000	7,997,500
Synopsys, Inc.*	30,000	2,143,200
Texas Instruments, Inc.	65,000	4,980,300
Visa, Inc.	75,000	6,595,500
		46,910,138
Materials 1.1%
EI Du Pont de Nemours & Co.	30,000	2,356,200
Praxair, Inc.	12,000	1,424,520
		3,780,720
Telecommunication Services 1.1%
Verizon Communications, Inc.	75,000	3,722,250
Total Domestic Common Stocks (Cost $101,882,352)		214,404,482
Domestic Exchange Traded Funds 7.7%
Bond Funds 7.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	210,929	25,011,961

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Shares	Value (Note 2)
SPDR Barclays Intermediate Term Corporate Bond ETF	35,453	$1,213,910
SPDR Barclays Short Term Corporate Bond ETF	1,062	32,508
Total Domestic Exchange Traded Funds (Cost $25,428,696)		26,258,379
Foreign Stocks & ADR's 1.8%
Netherlands 1.3%
Unilever NV ADR	90,000	4,259,700
Switzerland 0.5%
Roche Holding AG ADR	60,000	1,826,100
Total Foreign Stocks & ADR's (Cost $5,741,302)		6,085,800
Real Estate Investment Trusts 0.7%
Real Estate 0.7%
Equinix, Inc. (Cost $2,198,525)	6,000	2,256,420
Institutional Money Market Funds 15.6%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $52,918,891)	52,918,891	52,918,891
Total Investments 101.2% (Cost $229,671,123)†		343,515,456

Excess of Liabilities Over Other Assets (1.2)%		(4,161,236)

Net Assets 100.0%		$339,354,220

*	Non-income producing.

†	Cost for federal income tax purposes is $229,671,123. At February 28, 2017 unrealized appreciation for federal income tax purposes aggregated $113,844,333 of which $116,002,373 related to appreciated securities and $2,158,040 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Return of capital paid during the fiscal period.

^	Represents less than 0.05% of net assets.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at February 28, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.6%
Financials	17.1%
Health Care	14.9%
Consumer Discretionary	12.3%
Consumer Staples	10.7%

Sector	Percent of Net Assets
Industrials	10.2%
Energy	7.5%
Telecommunication Services	1.9%
Materials	1.6%
Real Estate	0.9%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.6%
Visa, Inc.	3.0%
Apple, Inc.	3.0%
Texas Instruments, Inc.	2.4%
Morgan Stanley	2.2%
Alphabet, Inc.	2.2%

Description	Percent of Net Assets
Comcast Corp.	2.2%
PepsiCo, Inc.	2.1%
Merck & Co., Inc.	2.1%
Cisco Systems, Inc.	2.1%
Total of Net Assets	24.9%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at February 28, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 95.0%
Consumer Discretionary 12.3%
Comcast Corp.	1,200,000	$44,904,000
Goodyear Tire & Rubber Co.	650,000	22,782,500
Home Depot, Inc.	165,000	23,910,150
Marriott Int'l., Inc.	225,000	19,572,750
McDonald's Corp.	255,000	32,550,750
Omnicom Group, Inc.	275,000	23,402,500
Priceline Group, Inc.*	9,500	16,379,235
Time Warner, Inc.	325,000	31,918,250
TJX Cos., Inc.	490,000	38,440,500
		253,860,635
Consumer Staples 8.9%
CVS Health Corp.	225,000	18,130,500
Estee Lauder Cos, Inc.	275,000	22,783,750
Kraft Heinz Co.	224,113	20,508,581
McCormick & Co., Inc.	80,000	7,873,600
PepsiCo, Inc.	400,000	44,152,000
Philip Morris Int'l., Inc.	300,000	32,805,000
Procter & Gamble Co.	419,900	38,240,293
		184,493,724
Energy 7.5%
Chevron Corp.	197,400	22,207,500
EOG Resources, Inc.	230,000	22,307,700
ExxonMobil Corp.	455,000	37,000,600
Marathon Petroleum Corp.	400,000	19,840,000
Noble Energy, Inc.	600,000	21,846,000

	Shares	Value (Note 2)
Schlumberger Ltd.	400,000	$32,144,000
		155,345,800
Financials 17.1%
American Express Co.	285,000	22,817,100
Chubb Ltd.	204,100	28,200,497
CME Group, Inc.	315,000	38,259,900
Comerica, Inc.	75,000	5,346,000
Discover Financial Services	375,000	26,677,500
JPMorgan Chase & Co.	372,000	33,710,640
Morgan Stanley	1,000,000	45,670,000
PNC Financial Services Group, Inc.	270,000	34,352,100
S&P Global, Inc.	300,000	38,841,000
Signature Bank*	155,000	24,414,050
The Travelers Cos., Inc.	260,000	31,782,400
Wells Fargo & Co.	390,000	22,573,200
		352,644,387
Health Care 13.9%
Amgen, Inc.	150,500	26,567,765
Becton Dickinson & Co.	100,000	18,305,000
Biogen, Inc.*	65,000	18,759,000
Bristol-Myers Squibb Co.	338,300	19,184,993
Eli Lilly & Co.	200,000	16,562,000
Johnson & Johnson	150,000	18,331,500
Medtronic PLC(a)	496,700	40,187,997
Merck & Co., Inc.	650,000	42,815,500
Stryker Corp.	140,000	17,998,400
UnitedHealth Group, Inc.	250,000	41,345,000

	Shares	Value (Note 2)
Zoetis, Inc.	498,000	$26,548,380
		286,605,535
Industrials 10.2%
Boeing Co.	175,000	31,540,250
Canadian National Railway Co.	437,000	30,489,490
General Dynamics Corp.	185,500	35,209,755
Honeywell Int'l., Inc.	300,000	37,350,000
Johnson Controls Int'l. plc	477,834	20,040,358
United Technologies Corp.	250,000	28,137,500
Verisk Analytics, Inc.*	336,000	27,861,120
		210,628,473
Information Technology 21.6%
Accenture PLC	295,000	36,137,500
Alphabet, Inc.*	55,000	45,276,550
Apple, Inc.	450,520	61,716,735
Check Point Software Technologies Ltd.*	210,000	20,771,100
Cisco Systems, Inc.	1,250,000	42,725,000
Cognizant Technology Solutions Corp.*	250,000	14,817,500
Microsoft Corp.	1,150,000	73,577,000
Oracle Corp.	470,000	20,017,300
Synopsys, Inc.*	275,000	19,646,000
Texas Instruments, Inc.	658,000	50,415,960
Visa, Inc.	712,200	62,630,868
		447,731,513
Materials 1.6%
EI Du Pont de Nemours & Co.	275,000	21,598,500

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

	Shares	Value (Note 2)
Praxair, Inc.	100,000	$11,871,000
		33,469,500
Telecommunication Services 1.9%
Verizon Communications, Inc.	777,300	38,577,399
Total Domestic Common Stocks (Cost $887,937,022)		1,963,356,966
Foreign Stocks & ADR's 2.8%
Netherlands 1.8%
Unilever NV	797,900	37,764,607
Switzerland 1.0%
Roche Holding AG ADR	685,000	20,847,975
Total Foreign Stocks & ADR's (Cost $54,728,795)		58,612,582
Real Estate Investment Trusts 0.9%
Real Estate 0.9%
Equinix, Inc.(b) (Cost $18,242,914)	50,000	18,803,500
Institutional Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $24,360,842)	24,360,842	24,360,842
Total Investments 99.9% (Cost $985,269,573)†		2,065,133,890

Other Assets in Excess of Liabilities 0.1%		2,955,293

Net Assets 100.0%		$2,068,089,183

*	Non-income producing.

†	Cost for federal income tax purposes is $985,269,573. At February 28, 2017 unrealized appreciation for federal income tax purposes aggregated $1,079,864,317 of which $1,092,256,376 related to appreciated securities and $12,392,059 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

(b)	Real Estate Investment Trusts

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at February 28, 2017

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	7.6%
1 yr. to 2.99 yrs.	12.2%
3 yrs. to 3.99 yrs.	26.8%
Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	40.7%
6 yrs. to 7.99 yrs.	12.7%

Average Effective Duration (for all Fixed Income Holdings) 4.1 years**

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AT2016	3.00%	04/01/43	8.7%
FHLMC J22900	2.50%	03/01/28	7.6%
FNMA AL2860	3.00%	12/01/42	7.3%
FNMA BC1809	3.50%	05/01/46	7.1%
FNMA AI4728	4.50%	07/01/41	6.5%

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q33006	3.50%	04/01/45	6.5%
FHLMC G05624	4.50%	09/01/39	5.5%
FNMA AB7845	3.00%	02/01/43	5.3%
GNR 10-33 PX	5.00%	09/20/38	4.8%
FNMA AE0215	4.00%	12/01/39	4.5%
Total of Net Assets			63.8%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 97.4%
U.S. Government Agency Obligations 97.4%
Federal Home Loan Mortgage Corporation 33.4%
Collateralized Mortgage Obligations:
FHR 3331 PE
6%, 06/15/37	7,546 M	$8,384,017
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	13,881 M	14,082,600
30-Year:
FHLMC 360017
11%, 11/01/17	8	8
FHLMC A64971
5.5%, 08/01/37	8 M	9,243
FHLMC G05483
4.5%, 06/01/39	4,185 M	4,506,512
FHLMC G05624
4.5%, 09/01/39	9,322 M	10,076,028
FHLMC A89148
4%, 10/01/39	6,690 M	7,061,822
FHLMC Q29056
4%, 10/01/44	5,379 M	5,658,550

	Principal Amount (M=$1,000)	Value (Note 2)
FHLMC Q33006
3.5%, 04/01/45	11,602 M	$11,901,461
		39,213,624
Total Federal Home Loan Mortgage Corporation		61,680,241
Federal National Mortgage Association 53.6%
Collateralized Mortgage Obligations:
FNR 12-47 AI Interest Only
3%, 05/25/22	4,337 M	220,585
FNR 03-32 BZ
6%, 11/25/32	381 M	429,681
		650,266
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR Mar
2.5%, 03/16/32(a)	5,780 M	5,793,547
20-Year:
FNMA 758564
6%, 09/01/24	179 M	202,207
30-Year:
FNMA 426830
8%, 11/01/24	17 M	17,732
FNMA 738887
5.5%, 10/01/33	116 M	129,055
FNMA 748895
6%, 12/01/33	109 M	119,296
FNMA 881279
5%, 11/01/36	949 M	1,061,488

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 931533
4.5%, 07/01/39	1,656 M	$1,790,747
FNMA 931535
5.5%, 07/01/39	1,437 M	1,600,540
FNMA AE0215
4%, 12/01/39	7,989 M	8,400,907
FNMA AD9193
5%, 09/01/40	7,021 M	7,701,489
FNMA AI4728
4.5%, 07/01/41	11,106 M	11,948,727
FNMA AL2860
3%, 12/01/42	13,618 M	13,581,828
FNMA AB7845
3%, 02/01/43	9,914 M	9,897,319
FNMA AT2016
3%, 04/01/43	16,147 M	16,084,812
FNMA AL5718
3.5%, 09/01/44	6,605 M	6,806,338
FNMA BC1809
3.5%, 05/01/46	12,883 M	13,217,979
		92,358,257
Total Federal National Mortgage Association		99,004,277
Government National Mortgage Corporation 10.4%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	8,471 M	8,888,040

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 004424
5%, 04/20/39	2,479 M	$2,746,280
GNMA AG8936
4%, 02/15/44	7,049 M	7,529,253
		10,275,533
Total Government National Mortgage Corporation		19,163,573
Total U.S. Government Obligations (Cost $178,684,325)		179,848,091

	Shares	Value (Note 2)
Institutional Money Market Funds 5.8%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $10,636,179)	10,636,179	10,636,179
Total Investments 103.2% (Cost $189,320,504)†		190,484,270

Excess of Liabilities Over Other Assets (3.2)%		(5,836,105)

Net Assets 100.0%		$184,648,165

†	Cost for federal income tax purposes is $189,320,504. At February 28, 2017 unrealized appreciation for federal income tax purposes aggregated $1,163,766 of which $2,524,418 related to appreciated securities and $1,360,652 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at February 28, 2017

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	32.6%
Information Technology	18.8%
Industrials	14.1%
Financials	7.3%
Health Care	6.0%

Sector	Percent of Net Assets
Consumer Staples	5.8%
Real Estate	4.5%
Energy	4.4%
Utilities	2.4%
Materials	1.0%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	25.1%
Switzerland	9.1%
Germany	8.0%
Japan	6.9%
France	5.9%

Country	Percent of Net Assets
United States	5.5%
Ireland	4.8%
Canada	4.4%
India	4.2%
Netherlands	3.7%

Top 10 Holdings**

Description	Percent of Net Assets
Savills PLC	3.3%
OPAP SA	3.1%
Delphi Automotive PLC	2.8%
SAP SE	2.8%
ITV PLC	2.8%
Uni-Select, Inc.	2.7%

Description	Percent of Net Assets
Nestle SA	2.7%
Experian PLC	2.7%
BCA Marketplace PLC	2.6%
AVEVA Group PLC	2.5%
Total of Net Assets	28.0%

*"Top Sectors" includes Domestic Common Stocks and Foreign Stocks & ADRs.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at February 28, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 13.2%
Consumer Discretionary 2.8%
Delphi Automotive PLC	65,000	$4,948,450
Energy 2.2%
Core Laboratories NV	33,000	3,775,860
Health Care 2.1%
Medtronic PLC(a)	45,000	3,640,950
Information Technology 6.1%
BlackBerry Ltd.*	436,000	3,034,560
Mastercard, Inc.	38,000	4,197,480
TE Connectivity Ltd.	46,000	3,425,620
		10,657,660
Total Domestic Common Stocks (Cost $22,324,674)		23,022,920
Foreign Stocks & ADR's 83.7%
Canada 2.7%
Uni-Select, Inc.	190,000	4,817,949
China 1.8%
Tencent Holdings Ltd. (b)	118,000	3,131,361

	Shares	Value (Note 2)
Cyprus 1.8%
Bank of Cyprus Holdings PLC *(b)	1,100,000	$3,227,990
Denmark 2.2%
ISS A/S (b)	98,000	3,813,303
France 5.9%
Edenred SA (b)	189,000	4,278,446
JCDecaux SA (b)	75,000	2,398,070
Renault SA (b)	40,500	3,594,885
		10,271,401
Germany 8.0%
AURELIUS Equity Opportunities SE & Co KGaA *(b)	47,687	3,156,089
Brenntag AG (b)	52,447	3,005,515
NORMA Group AG (b)	69,000	2,967,847
SAP SE (b)	53,000	4,937,071
		14,066,522
Greece 3.1%
OPAP SA (b)	600,000	5,391,686
India 4.2%
PC Jeweller Ltd. (b)	630,000	3,527,427

	Shares	Value (Note 2)
Shriram Transport Finance Co Ltd. (b)	276,000	$3,830,549
		7,357,976
Ireland 2.7%
Experian PLC (b)	235,000	4,655,349
Italy 1.5%
DiaSorin SpA (b)	43,000	2,721,862
Japan 6.9%
Calbee, Inc. (b)	55,000	1,868,771
CyberAgent, Inc. (b)	120,000	3,337,148
FANUC Corp. (b)	12,800	2,513,854
USS Co Ltd. (b)	252,000	4,318,917
		12,038,690
Jersey 1.0%
Randgold Resources Ltd. (b)	19,000	1,747,316
Luxembourg 2.2%
SES SA *(b)	191,500	3,910,517
Macau 2.1%
Wynn Macau Ltd. (b)	2,023,000	3,604,963
Netherlands 1.5%
Intertrust NV (b)	150,000	2,697,943

The accompanying notes are an integral part of the financial statements

Sentinel International Equity Fund

(Unaudited)

	Shares	Value (Note 2)
Norway 2.2%
TGS Nopec Geophysical Co ASA (b)	180,000	$3,948,848
South Korea 2.1%
Samsung Electronics Co Ltd. (b)	2,200	3,738,751
Spain 2.4%
Red Electrica Corp. SA (b)	230,000	4,151,933
Switzerland 7.1%
Adecco SA (b)	49,000	3,523,421
Nestle SA (b)	64,000	4,723,082
Roche Holding AG (b)	17,000	4,137,873
		12,384,376
United Kingdom 22.3%
Auto Trader Group PLC (b)	690,000	3,382,878
AVEVA Group PLC (b)	185,000	4,390,970
BCA Marketplace PLC (b)	1,990,000	4,469,419
Compass Group PLC (b)	218,000	4,049,994
Foxtons Group PLC (b)	1,750,000	2,079,200
ITV PLC (b)	1,925,000	4,837,680
Reckitt Benckiser Group PLC (b)	38,000	3,450,387
Rightmove PLC (b)	59,000	2,875,937
Savills PLC (b)	544,000	5,776,673
WPP PLC (b)	158,000	3,717,172
		39,030,310
Total Foreign Stocks & ADR's (Cost $129,263,417)		146,709,046
Institutional Money Market Funds 3.1%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $5,465,460)	5,465,460	5,465,460
Total Investments 100.0% (Cost $157,053,551)†		175,197,426

Other Assets in Excess of Liabilities 0.0%^		41,338

Net Assets 100.0%		$175,238,764

*	Non-income producing.

†	Cost for federal income tax purposes is $157,053,551. At February 28, 2017 unrealized appreciation for federal income tax purposes aggregated $18,143,875 of which $24,740,089 related to appreciated securities and $6,596,214 related to depreciated securities.

^	Represents less than 0.05% of net assets.

(a)	Return of capital paid during the fiscal period.

(b)	Included as Level 2, as the position is subject to the application of a systematic fair value factor.

The accompanying notes are an integral part of the financial statements

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at February 28, 2017

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	28.9%
1 yr. to 2.99 yrs.	29.4%
3 yrs. to 3.99 yrs.	7.9%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	20.7%
6 yrs. to 7.99 yrs.	9.3%
8 yrs. and over	3.8%

Average Effective Duration (for all Fixed Income Holdings) 2.7 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 4022 AH	1.50%	12/15/25	8.3%
FNR 10-64 AD	3.00%	12/25/20	4.9%
SPDR Barclays Intermediate Term Corporate Bond ETF			4.7%
FHR 4039 PB	1.50%	05/15/27	4.5%
SPDR Barclays Short Term Corporate Bond ETF			4.3%
Description	Coupon	Maturity Date	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			3.4%
FHR 4238 TL	1.25%	08/15/27	2.1%
Bear Stearns Trust FLT	3.151%	06/25/34	2.0%
GSR 2003 13 1A1	2.869%	10/25/33	1.7%
FNR 11-15 HC	2.50%	03/25/26	1.7%
Total of Net Assets			37.6%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 32.0%
U.S. Government Agency Obligations 32.0%
Federal Home Loan Bank 7.8%
Agency Discount Notes:
0.45%, 03/02/17	25,000 M	$24,999,688
Federal Home Loan Mortgage Corporation 15.8%
Collateralized Mortgage Obligations:
FHR 3874 BD
3%, 06/15/21	2,472 M	2,518,162
FHR 4022 AH
1.5%, 12/15/25	27,306 M	26,829,135
FHR 4039 PB
1.5%, 05/15/27	14,965 M	14,590,370
FHR 4238 TL
1.25%, 08/15/27	6,902 M	6,684,193
FHR 2927 ED
4%, 01/15/35	159 M	160,282
		50,782,142
Mortgage-Backed Securities:
15-Year:
FHLMC E88357
6.5%, 03/01/17	604	604
FHLMC J05907
6%, 08/01/19	414 M	424,073
		424,677
	Principal Amount (M=$1,000)	Value (Note 2)
20-Year:
FHLMC D94230
7.5%, 10/01/19	2 M	$1,606
30-Year:
FHLMC G00100
8%, 02/01/23	3 M	2,994
Total Federal Home Loan Mortgage Corporation		51,211,419
Federal National Mortgage Association 8.4%
Collateralized Mortgage Obligations:
FNR 10-64 AD
3%, 12/25/20	15,538 M	15,782,376
FNR 11-67 DA
4.5%, 07/25/21	4,215 M	4,333,105
FNR 12-47 AI Interest Only
3%, 05/25/22	4,592 M	233,560
FNR 11-15 HC
2.5%, 03/25/26	5,287 M	5,331,218
FNR 09-32 BH
5.25%, 05/25/39	943 M	1,003,930
		26,684,189
Mortgage-Backed Securities:
15-Year:
FNMA 671380
6%, 11/01/17	3 M	2,699
FNMA 725284
7%, 11/01/18	3 M	3,053

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 985670
6.5%, 10/01/21	348 M	$367,604
		373,356
30-Year:
FNMA 626664
6%, 04/01/17	2 M	2,074
FNMA 207530
8.25%, 04/01/22	6 M	5,989
FNMA 175123
7.45%, 08/01/22	74 M	77,295
		85,358
Total Federal National Mortgage Association		27,142,903
Government National Mortgage Corporation 0.0%^
Mortgage-Backed Securities:
20-Year:
GNMA 628440
7%, 04/15/24	16 M	16,380
Total U.S. Government Obligations (Cost $104,292,860)		103,370,390
Domestic Corporate Bonds 31.1%
Basic Industry 0.3%
Int'l. Paper Co.
4.4%, 08/15/47	850 M	826,103

The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Capital Goods 2.6%
Lockheed Martin Corp.
2.5%, 11/23/20	1,500 M	$1,514,306
3.55%, 01/15/26	950 M	971,312
Northrop Grumman Corp.
3.25%, 08/01/23	2,000 M	2,049,614
Reynolds Group Issuer LLC
5.125%, 07/15/23(a)	1,325 M	1,373,031
Rolls-Royce PLC
3.625%, 10/14/25(a)	1,500 M	1,512,399
United Technologies Corp.
2.65%, 11/01/26	950 M	920,992
		8,341,654
Communications 5.4%
America Movil SAB de CV
6.125%, 03/30/40	950 M	1,114,039
American Tower Corp.
4.5%, 01/15/18	3,750 M	3,838,072
AT&T, Inc.
3.8%, 03/15/22	2,708 M	2,792,517
CCO Holdings LLC
5.75%, 02/15/26(a)	1,325 M	1,417,750
Comcast Corp.
2.35%, 01/15/27	950 M	872,469
Cox Communications, Inc.
3.35%, 09/15/26(a)	850 M	822,288
Frontier Communications Corp.
11%, 09/15/25	1,325 M	1,331,625
SFR Group SA
7.375%, 05/01/26(a)	1,325 M	1,373,031
Sprint Corp.
7.875%, 09/15/23	1,325 M	1,474,062
Telesat Canada / Telesat LLC
8.875%, 11/15/24(a)	1,325 M	1,447,562
Time Warner, Inc.
3.8%, 02/15/27	950 M	940,185
		17,423,600
Consumer Cyclical 5.6%
Amazon.com, Inc.
4.95%, 12/05/44	950 M	1,104,187
Ford Motor Credit Co LLC
5%, 05/15/18	3,500 M	3,631,638
General Motors Financial Co., Inc.
6.75%, 06/01/18	3,000 M	3,178,701
3.2%, 07/06/21	2,950 M	2,980,910
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	850 M	801,445
McDonald's Corp.
2.75%, 12/09/20	1,500 M	1,526,580
3.7%, 01/30/26	950 M	974,669
Walgreen Co.
3.1%, 09/15/22	1,500 M	1,507,085
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	950 M	934,354
Wynn Las Vegas LLC
5.5%, 03/01/25(a)	1,325 M	1,344,875
		17,984,444
	Principal Amount (M=$1,000)	Value (Note 2)
Consumer Non-Cyclical 5.7%
Abbott Laboratories
4.9%, 11/30/46	850 M	$883,271
Altria Group, Inc.
2.85%, 08/09/22	2,000 M	2,000,320
Amgen, Inc.
3.625%, 05/22/24	1,500 M	1,545,363
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	950 M	1,043,759
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/22	1,500 M	1,579,500
DaVita, Inc.
5.125%, 07/15/24	1,325 M	1,352,328
HCA, Inc.
5.375%, 02/01/25	1,325 M	1,386,281
Kraft Foods Group, Inc.
3.5%, 06/06/22	2,000 M	2,044,394
Medtronic, Inc.
3.15%, 03/15/22	1,500 M	1,542,145
3.5%, 03/15/25	950 M	976,168
Molson Coors Brewing Co.
2.1%, 07/15/21	2,000 M	1,957,780
Thermo Fisher Scientific, Inc.
3.6%, 08/15/21	2,000 M	2,077,722
		18,389,031
Energy 0.4%
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	1,325 M	1,454,187
Financials 2.5%
Bank of America Corp.
3.124%, 01/20/23	1,500 M	1,503,034
3.248%, 10/21/27	950 M	911,091
Brookfield Asset Management, Inc.
4%, 01/15/25	1,935 M	1,939,975
Icahn Enterprises LP
5.875%, 02/01/22	1,325 M	1,351,500
JPMorgan Chase & Co
2.7%, 05/18/23	1,500 M	1,469,713
2.95%, 10/01/26	950 M	908,893
		8,084,206
Insurance 2.1%
Chubb INA Holdings, Inc.
2.875%, 11/03/22	1,500 M	1,516,417
3.35%, 05/03/26	950 M	966,331
Jackson National Life Global Funding
3.25%, 01/30/24(a)	1,500 M	1,509,885
MetLife, Inc.
4.368%, 09/15/23	1,500 M	1,616,612
4.6%, 05/13/46	950 M	1,010,967
		6,620,212
Media 1.1%
CBS Corp.
3.375%, 03/01/22	2,000 M	2,049,388
Comcast Corp.
3.125%, 07/15/22	1,500 M	1,533,927
		3,583,315
	Principal Amount (M=$1,000)	Value (Note 2)
Real Estate 0.9%
HCP, Inc.
4%, 06/01/25	850 M	$864,439
Simon Property Group LP
2.35%, 01/30/22	2,000 M	1,975,274
		2,839,713
Technology 3.4%
Broadcom Corp / Broadcom Cayman Finance Ltd.
3%, 01/15/22(a)	1,500 M	1,499,068
First Data Corp.
5%, 01/15/24(a)	1,325 M	1,353,130
KLA-Tencor Corp.
4.65%, 11/01/24	850 M	911,134
Microsoft Corp.
2.375%, 05/01/23	1,500 M	1,479,417
2.4%, 08/08/26	950 M	902,640
Nuance Communications, Inc.
5.625%, 12/15/26(a)	1,325 M	1,353,156
QUALCOMM, Inc.
3%, 05/20/22	2,000 M	2,027,008
Western Digital Corp.
10.5%, 04/01/24	1,325 M	1,548,594
		11,074,147
Transportation 0.4%
XPO Logistics, Inc.
6.5%, 06/15/22(a)	1,325 M	1,391,250
Utilities 0.7%
Electricite de France SA
3.625%, 10/13/25(a)	850 M	855,669
NRG Yield Operating LLC
5.375%, 08/15/24	1,325 M	1,358,125
		2,213,794
Total Domestic Corporate Bonds (Cost $99,196,174)		100,225,656
Asset Backed Securities 1.2%
Keuka Park CLO Ltd 2013-1
2.7412%, 10/21/24(a)	750 M	749,994
Nomad CLO Ltd.
2.2232%, 01/15/25(a)	1,500 M	1,499,988
Taco Bell Funding, LLC
3.832%, 05/25/26(a)	1,592 M	1,597,650

Total Asset Backed Securities (Cost $3,845,645)		3,847,632
Bank Loans 0.8%
Consumer Discretionary 0.2%
J Crew Group, Inc.
4.09%, 03/05/21(b)	1,325 M	755,992
Technology 0.6%
Micron Technology, Inc.
4.75%, 04/26/22(c)	1,766 M	1,788,343
Total Bank Loans (Cost $2,504,968)		2,544,335
Residential Mortgage-Backed Securities 4.2%
Financials 4.2%
Bear Stearns Trust FLT
3.1508%, 06/25/34	6,385 M	6,459,528

The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
BOAMS 2004 5 3A1
4.5%, 06/25/19	1,801 M	$1,805,561
GSR 2003 13 1A1
2.8693%, 10/25/33	5,408 M	5,462,318

Total Residential Mortgage-Backed Securities (Cost $13,738,555)		13,727,407

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 12.9%
Bond Funds 12.9%
iShares 0-5 Year High Yield Corporate Bond ETF	33,400	1,603,200
iShares iBoxx $ Investment Grade Corporate Bond ETF	90,627	10,746,550
SPDR Barclays Intermediate Term Corporate Bond ETF	445,627	15,258,268
SPDR Barclays Short Term Corporate Bond ETF	454,070	13,899,083
Total Domestic Exchange Traded Funds
(Cost $40,556,649)		41,507,101
Institutional Money Market Funds 19.9%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $64,237,307)	64,237,307	64,237,307
Total Investments 102.1%
(Cost $328,372,158)†		329,459,828

Excess of Liabilities Over Other Assets (2.1)%		(6,914,841)

Net Assets 100.0%		$322,544,987
†	Cost for federal income tax purposes is $328,372,158. At February 28, 2017 unrealized appreciation for federal income tax purposes aggregated $1,087,670 of which $2,298,335 related to appreciated securities and $1,210,665 related to depreciated securities.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the market value of rule 144A securities amounted to $21,100,726 or 6.54% of net assets.

(b)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(c)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 3.75%.

SPDR   -   Standard & Poor's Depository Receipts

^	Represents less than 0.05% of net assets.

At February 28, 2017, the following futures contracts were outstanding with no cash yet segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)

Short, 115 U.S. Treasury 5-Year Note futures contracts	6/17	$13,535,859	$0

Net payments of variation margin and/or brokerage fees			0

Variation margin receivable/payable on open futures contracts			$0

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

Fund Profile

at February 28, 2017

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Corporate Bonds	43.1%
Domestic Exchange Traded Funds	41.7%
U.S. Government Obligations	5.5%
Bank Loans	1.8%
Asset Backed Securities	1.5%
Domestic Common Stocks	1.1%
Cash and Other	5.3%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares High Dividend ETF	12.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	10.9%
SPDR Barclays Short Term High Yield Bond ETF	7.9%
SPDR Barclays Intermediate Term Corporate Bond ETF	5.3%
iShares Int'l. Select Dividend ETF	4.3%
Macy's, Inc.	1.1%
iShares 0-5 Year High Yield Corporate Bond ETF	0.6%
SPDR Barclays Short Term Corporate Bond ETF	0.0%^
Total of Net Assets	42.8%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA TBA 30 YR Mar	3.00%	03/13/47	1.4%
FHLMC Q41208	3.50%	06/01/46	1.4%
HCA, Inc.	5.375%	02/01/25	1.3%
Community Health Systems, Inc.	3.78%	12/31/19	1.1%
Keuka Park CLO Ltd 2013-1	2.741%	10/21/24	1.0%
CenturyLink, Inc.	7.50%	04/01/24	1.0%
Scientific Games Int'l. Inc	10.00%	12/01/22	1.0%
Reynolds Group Issuer, Inc.	5.75%	10/15/20	1.0%
NRG Energy, Inc.	7.25%	05/15/26	0.9%
Telecom Italia SpA/Milano	5.303%	05/30/24	0.9%
Total of Net Assets			11.0%

Average Effective Duration (for all Fixed Income Holdings) 5.1 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at February 28, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 5.5%
U.S. Government Agency Obligations 5.5%
Federal Home Loan Mortgage Corporation 1.4%
Mortgage-Backed Securities:
30-Year:
FHLMC Q41208
3.5%, 06/01/46	4,063 M	$4,167,660
Federal National Mortgage Association 4.0%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR Mar
2.5%, 03/16/32(a)	2,500 M	2,505,860
30-Year:
FNMA BC4492
4.5%, 12/01/39	2,440 M	2,622,895
	Principal Amount (M=$1,000)	Value (Note 2)
FNMA AS7601
4%, 07/01/46	2,548 M	$2,679,930
FNMA TBA 30 YR Mar
3%, 03/13/47(a)	4,300 M	4,271,037
		9,573,862
Total Federal National Mortgage Association		12,079,722
Government National Mortgage Corporation 0.1%
Collateralized Mortgage Obligations:
GNR 12-147 Interest Only
0.5836%, 04/16/54	8,907 M	349,150
Total U.S. Government Obligations (Cost $16,818,916)		16,596,532
Domestic Corporate Bonds 43.1%
NRG Energy, Inc.
7.25%, 05/15/26	2,750 M	2,829,063
Basic Industry 2.0%
CF Industries, Inc.
4.95%, 06/01/43	3,062 M	2,633,320
	Principal Amount (M=$1,000)	Value (Note 2)
Domtar Corp.
6.25%, 09/01/42	2,500 M	$2,526,340
Int'l. Paper Co.
4.4%, 08/15/47	850 M	826,103
		5,985,763
Capital Goods 3.2%
Lockheed Martin Corp.
3.55%, 01/15/26	2,050 M	2,095,990
Northrop Grumman Corp.
3.85%, 04/15/45	2,500 M	2,411,385
Reynolds Group Issuer LLC
5.125%, 07/15/23(b)	1,225 M	1,269,406
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	2,750 M	2,832,500
United Technologies Corp.
2.65%, 11/01/26	1,050 M	1,017,938
		9,627,219
Communications 9.4%
AMC Networks, Inc.
5%, 04/01/24	735 M	741,894

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
America Movil SAB de CV
6.125%, 03/30/40	1,050 M	$1,231,306
AT&T, Inc.
3.8%, 03/15/22	1,592 M	1,641,686
CBS Corp.
4%, 01/15/26	2,500 M	2,560,193
CCO Holdings LLC
5.75%, 02/15/26(b)	1,225 M	1,310,750
CenturyLink, Inc.
7.5%, 04/01/24	2,750 M	2,956,250
Comcast Corp.
2.35%, 01/15/27	2,050 M	1,882,695
Cox Communications, Inc.
3.35%, 09/15/26(b)	850 M	822,288
CSC Holdings LLC
10.875%, 10/15/25(b)	1,300 M	1,566,500
Frontier Communications Corp.
11%, 09/15/25	1,225 M	1,231,125
GCI, Inc.
6.875%, 04/15/25	742 M	769,825
SFR Group SA
7.375%, 05/01/26(b)	1,225 M	1,269,406
Sprint Corp.
7.875%, 09/15/23	1,225 M	1,362,813
Telecom Italia SpA/Milano
5.303%, 05/30/24(b)	2,750 M	2,798,125
Telesat Canada / Telesat LLC
8.875%, 11/15/24(b)	1,225 M	1,338,313
Time Warner, Inc.
3.8%, 02/15/27	2,050 M	2,028,819
Ziggo Secured Finance BV
5.5%, 01/15/27(b)	2,750 M	2,784,375
		28,296,363
Consumer Cyclical 4.9%
Amazon.com, Inc.
4.95%, 12/05/44	1,050 M	1,220,417
DR Horton, Inc.
4.75%, 02/15/23	775 M	826,003
General Motors Financial Co., Inc.
3.2%, 07/06/21	1,100 M	1,111,526
5.25%, 03/01/26	1,000 M	1,083,404
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	850 M	801,445
McDonald's Corp.
3.7%, 01/30/26	2,050 M	2,103,232
QVC, Inc.
5.45%, 08/15/34	1,535 M	1,432,708
Scientific Games Int'l. Inc
10%, 12/01/22	2,750 M	2,918,437
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	2,050 M	2,016,238
Wynn Las Vegas LLC
5.5%, 03/01/25(b)	1,225 M	1,243,375
		14,756,785
Consumer Non-Cyclical 9.3%
Abbott Laboratories
4.9%, 11/30/46	850 M	883,271
	Principal Amount (M=$1,000)	Value (Note 2)
Altria Group, Inc.
3.875%, 09/16/46	2,500 M	$2,359,225
Amgen, Inc.
2.6%, 08/19/26	2,500 M	2,320,550
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	2,050 M	2,252,321
Cardinal Health, Inc.
4.9%, 09/15/45	1,370 M	1,452,121
DaVita, Inc.
5.125%, 07/15/24	1,225 M	1,250,266
Express Scripts Holding Co.
3.4%, 03/01/27	1,560 M	1,480,317
HCA, Inc.
5.375%, 02/01/25	3,725 M	3,897,281
Kraft Heinz Foods Co.
4.375%, 06/01/46	2,500 M	2,363,765
Lamb Weston Holdings, Inc.
4.875%, 11/01/26(b)	2,750 M	2,792,625
Medtronic, Inc.
3.5%, 03/15/25	2,050 M	2,106,467
Molson Coors Brewing Co.
3%, 07/15/26	2,500 M	2,384,017
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26	2,500 M	2,398,562
		27,940,788
Energy 0.4%
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	1,225 M	1,344,438
Financials 2.1%
Bank of America Corp.
3.248%, 10/21/27	1,000 M	959,043
Brookfield Asset Management, Inc.
4%, 01/15/25	1,405 M	1,408,612
Citizens Financial Group, Inc.
4.3%, 12/03/25	582 M	599,372
Icahn Enterprises LP
5.875%, 02/01/22	1,225 M	1,249,500
JPMorgan Chase & Co
2.95%, 10/01/26	2,050 M	1,961,295
		6,177,822
Insurance 2.7%
Chubb INA Holdings, Inc.
3.35%, 05/03/26	2,050 M	2,085,239
Kemper Corp.
4.35%, 02/15/25	427 M	430,083
Manulife Financial Corp.
4.15%, 03/04/26	1,045 M	1,104,339
MetLife, Inc.
4.6%, 05/13/46	2,050 M	2,181,561
Travelers Cos, Inc.
3.75%, 05/15/46	2,500 M	2,405,493
		8,206,715
Real Estate 1.6%
HCP, Inc.
4%, 06/01/25	850 M	864,439
Retail Opportunity Investments Partnership LP
5%, 12/15/23	1,400 M	1,436,257
	Principal Amount (M=$1,000)	Value (Note 2)
Simon Property Group LP
4.25%, 11/30/46	2,500 M	$2,498,105
		4,798,801
Technology 5.5%
Broadcom Corp / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27(b)	2,500 M	2,517,507
Diamond 1 Finance Corp / Diamond 2 Finance Corp.
7.125%, 06/15/24(b)	650 M	718,175
Ericsson LM
4.125%, 05/15/22	2,275 M	2,322,106
First Data Corp.
5%, 01/15/24(b)	1,225 M	1,251,007
Ingram Micro, Inc.
5.45%, 12/15/24	1,550 M	1,526,493
KLA-Tencor Corp.
4.65%, 11/01/24	850 M	911,135
Microsoft Corp.
2.4%, 08/08/26	2,050 M	1,947,801
Nuance Communications, Inc.
5.625%, 12/15/26(b)	1,225 M	1,251,031
QUALCOMM, Inc.
3.45%, 05/20/25	2,500 M	2,531,188
Western Digital Corp.
10.5%, 04/01/24	1,225 M	1,431,719
		16,408,162
Transportation 0.4%
XPO Logistics, Inc.
6.5%, 06/15/22(b)	1,225 M	1,286,250
Utilities 0.7%
Electricite de France SA
3.625%, 10/13/25(b)	850 M	855,669
NRG Yield Operating LLC
5.375%, 08/15/24	1,225 M	1,255,625
		2,111,294
Total Domestic Corporate Bonds (Cost $128,491,935)		129,769,463
Asset Backed Securities 1.5%
Keuka Park CLO Ltd 2013-1
2.7412%, 10/21/24(b)	3,000 M	2,999,976
Nomad CLO Ltd.
2.2232%, 01/15/25(b)	1,250 M	1,249,990
Taco Bell Funding, LLC
3.832%, 05/25/26(b)	299 M	299,559

Total Asset Backed Securities (Cost $4,557,433)		4,549,525
Bank Loans 1.8%
Community Health Systems, Inc.
3.78%, 12/31/19(c)	3,250 M	3,220,555
Consumer Discretionary 0.3%
J Crew Group, Inc.
4.09%, 03/05/21(d)	1,225 M	698,936
Technology 0.4%
Micron Technology, Inc.
4.75%, 04/26/22(e)	1,269 M	1,284,584
Total Bank Loans (Cost $5,035,450)		5,204,075

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 41.7%
Bond Funds 24.7%
iShares 0-5 Year High Yield Corporate Bond ETF*	38,538	$1,849,824
iShares iBoxx $ Investment Grade Corporate Bond ETF*	275,896	32,715,748
SPDR Barclays Intermediate Term Corporate Bond ETF*	468,810	16,052,054
SPDR Barclays Short Term Corporate Bond ETF*	992	30,365
SPDR Barclays Short Term High Yield Bond ETF*	837,866	23,577,549
		74,225,540
Equity Funds 17.0%
iShares High Dividend ETF*	450,547	38,161,331
iShares Int'l. Select Dividend ETF*	423,400	12,998,380
		51,159,711
Total Domestic Exchange Traded Funds (Cost $120,732,649)		125,385,251
Domestic Common Stocks 1.1%
Consumer Discretionary 1.1%
Macy's, Inc. (Cost $3,030,807)	101,302	3,365,252
Institutional Money Market Funds 9.0%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $27,247,563)	27,247,563	27,247,563
Total Investments 103.7% (Cost $305,914,753)†		312,117,661

Excess of Liabilities Over Other Assets (3.7)%		(11,160,380)

Net Assets 100.0%		$300,957,281

*	Non-income producing.

†	Cost for federal income tax purposes is $305,914,753. At February 28, 2017 unrealized appreciation for federal income tax purposes aggregated $6,202,908 of which $8,805,392 related to appreciated securities and $2,602,484 related to depreciated securities.

^	Represents less than 0.05% of net assets.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the market value of rule 144A securities amounted to $29,624,327 or 9.85% of net assets.
(c)	Community Health Systems, Inc. has a variable interest rate that floats quarterly and is adjusted in February, May, August and November. The interest rate is based on the 3-month Libor rate plus 2.75%.

(d)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(e)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 3.75%.

SPDR - Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at February 28, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	25.4%
Health Care	20.3%
Consumer Discretionary	15.6%
Industrials	13.9%

Sector	Percent of Net Assets
Financials	7.5%
Energy	2.0%
Real Estate	1.9%
Materials	0.9%

Top 10 Holdings**

Description	Percent of Net Assets
Tivity Health, Inc.	2.2%
Corporate Office Properties Trust	1.9%
Nuance Communications, Inc.	1.7%
Glacier Bancorp, Inc.	1.6%
Globus Medical, Inc.	1.5%
Webster Financial Corp.	1.5%

Description	Percent of Net Assets
Western Alliance Bancorp	1.5%
GTT Communications, Inc.	1.5%
AMN Healthcare Services, Inc.	1.4%
VeriFone Systems, Inc.	1.4%
Total of Net Assets	16.2%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 84.3%
Consumer Discretionary 15.6%
Bloomin' Brands, Inc.	858,840	$14,677,576
BorgWarner, Inc.	238,930	10,080,457
Callaway Golf Co.	1,091,100	11,031,021
Five Below, Inc.*	316,400	12,197,220
KB Home	753,800	13,379,950
MDC Partners, Inc.	1,086,866	9,510,077
Oxford Industries, Inc.	221,600	12,456,136
Penn National Gaming, Inc.*	893,100	12,923,157
Planet Fitness, Inc.	518,400	11,150,784
Select Comfort Corp.*	580,600	13,638,294
Texas Roadhouse, Inc.	259,500	10,976,850
The Habit Restaurants, Inc.*	726,200	9,767,390
Tile Shop Holdings, Inc.	655,210	11,531,696
TRI Pointe Group, Inc.*	1,034,100	12,347,154
Vitamin Shoppe, Inc.*	557,000	11,864,100
		177,531,862
Energy 2.0%
Carrizo Oil & Gas, Inc.*	365,500	11,897,025
Gulfport Energy Corp.*	602,400	10,445,616
		22,342,641
Financials 7.5%
Evercore Partners, Inc.	141,900	11,288,145
Glacier Bancorp, Inc.	489,800	18,083,416
PRA Group, Inc.*	279,100	11,387,280
Stifel Financial Corp.*	204,800	11,051,008

	Shares	Value (Note 2)
Webster Financial Corp.	307,700	$16,901,961
Western Alliance Bancorp*	326,900	16,881,116
		85,592,926
Health Care 20.3%
Air Methods Corp.*	360,800	13,656,280
AMN Healthcare Services, Inc.*	387,516	15,946,283
AngioDynamics, Inc.*	746,606	12,207,008
Bio-Rad Laboratories, Inc.*	58,764	11,437,825
Bio-Techne Corp.	119,800	12,737,136
Capital Senior Living Corp.*	887,400	14,908,320
Globus Medical, Inc.*	613,300	17,055,873
Haemonetics Corp.*	327,200	12,214,376
HealthSouth Corp.	309,000	13,076,880
ICON PLC*	123,800	10,370,726
Magellan Health, Inc.*	162,199	11,216,061
MEDNAX, Inc.*	103,100	7,339,689
NuVasive, Inc.*	156,500	11,699,940
Omnicell, Inc.*	305,800	11,628,045
Owens & Minor, Inc.	345,600	12,469,248
Patterson Cos, Inc.	236,053	10,728,609
STERIS PLC	112,500	7,889,625
Tivity Health, Inc.*	872,730	25,221,897
		231,803,821
Industrials 13.9%
Advisory Board Co.*	262,500	11,812,500
Crane Co.	146,400	10,583,256
Esterline Technologies Corp.*	140,500	12,490,450

	Shares	Value (Note 2)
Genesee & Wyoming, Inc.*	142,000	$10,527,880
Healthcare Services Group, Inc.	304,100	12,583,658
Hub Group, Inc.*	239,300	12,084,650
Knight Transportation, Inc.	364,500	11,919,150
Mobile Mini, Inc.	370,532	12,060,817
MYR Group, Inc.*	293,800	11,020,438
Quanta Services, Inc.*	315,270	11,765,876
Regal Beloit Corp.	166,100	12,366,145
Ritchie Bros Auctioneers, Inc.	281,800	9,493,842
Toro Co.	147,000	8,850,870
Woodward, Inc.	155,600	10,962,020
		158,521,552
Information Technology 24.1%
Acxiom Corp.*	438,300	12,500,316
Aspen Technology, Inc.*	199,300	11,587,302
Blackhawk Network Holdings, Inc.*	328,700	11,981,115
Bottomline Technologies de, Inc.*	426,400	10,638,680
CommVault Systems, Inc.*	245,300	12,031,965
Dolby Laboratories, Inc.	187,690	9,176,164
Finisar Corp.*	375,500	12,571,740
GrubHub, Inc.*	340,500	11,937,930
GTT Communications, Inc.*	598,430	16,696,197
j2 Global, Inc.	190,685	15,525,573
Microsemi Corp.*	190,000	9,845,800
Nanometrics, Inc.*	220,700	6,005,247
NetScout Systems, Inc.*	313,600	11,587,520

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

	Shares	Value (Note 2)
Nuance Communications, Inc.*	1,124,670	$19,153,130
ON Semiconductor Corp.*	961,580	14,548,705
Open Text Corp.	333,320	10,992,894
Plantronics, Inc.	234,240	12,545,894
Rudolph Technologies, Inc.*	411,300	8,842,950
Skyworks Solutions, Inc.	122,950	11,656,890
Tower Semiconductor Ltd.*	647,100	14,850,945
VeriFone Systems, Inc.*	762,100	15,752,607
Xcerra Corp.*	1,559,584	13,630,764
		274,060,328
Materials 0.9%
Berry Plastics Group, Inc.*	194,900	9,809,317
Total Domestic Common Stocks (Cost $747,058,949)		959,662,447
Foreign Stocks & ADR's 1.3%
Israel 1.3%
NICE Systems Ltd. ADR (Cost $9,428,810)	223,920	15,282,541
Real Estate Investment Trusts 1.9%
Real Estate 1.9%
Corporate Office Properties Trust(a) (Cost $16,338,418)	642,500	21,902,825
Institutional Money Market Funds 8.0%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $91,455,979)	91,455,979	91,455,979

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 4.4%
Federal Home Loan Bank 4.4%
Agency Discount Notes:
0.47%, 03/03/17 (Cost $49,998,694)	50,000 M	49,998,694
Total Investments 99.9% (Cost $914,280,850)†		1,138,302,486

Other Assets in Excess of Liabilities 0.1%		608,841

Net Assets 100.0%		$1,138,911,327

*	Non-income producing.

†	Cost for federal income tax purposes is $914,280,850. At February 28, 2017 unrealized appreciation for federal income tax purposes aggregated $224,021,636 of which $248,180,919 related to appreciated securities and $24,159,283 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at February 28, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.9%
Financials	16.5%
Health Care	15.3%
Consumer Discretionary	12.9%
Industrials	9.5%

Sector	Percent of Net Assets
Consumer Staples	9.1%
Energy	6.8%
Materials	1.9%
Telecommunication Services	1.6%
Real Estate	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.2%
Visa, Inc.	3.0%
Apple, Inc.	2.7%
Alphabet, Inc.	2.3%
PNC Financial Services Group, Inc.	2.1%
UnitedHealth Group, Inc.	2.1%

Description	Percent of Net Assets
Signature Bank	2.1%
S&P Global, Inc.	2.0%
PepsiCo, Inc.	2.0%
Unilever NV	2.0%
Total of Net Assets	23.5%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at February 28, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 90.8%
Consumer Discretionary 12.9%
BorgWarner, Inc.	82,040	$3,461,268
Comcast Corp.	190,000	7,109,800
Goodyear Tire & Rubber Co.	105,000	3,680,250
Home Depot, Inc.	35,000	5,071,850
Marriott Int'l., Inc.	40,000	3,479,600
McDonald's Corp.	51,000	6,510,150
Omnicom Group, Inc.	55,000	4,680,500
Priceline Group, Inc.*	1,700	2,931,021
Time Warner, Inc.	50,000	4,910,500
TJX Cos., Inc.	95,000	7,452,750
		49,287,689
Consumer Staples 7.1%
CVS Health Corp.	40,000	3,223,200
Estee Lauder Cos, Inc.	50,000	4,142,500
Kraft Heinz Co.	40,000	3,660,400
McCormick & Co., Inc.	16,000	1,574,720
PepsiCo, Inc.	70,000	7,726,600
Procter & Gamble Co.	75,000	6,830,250
		27,157,670
Energy 6.8%
Anadarko Petroleum Corp.	45,000	2,909,250
Baker Hughes, Inc.	40,000	2,411,200
ConocoPhillips	30,000	1,427,100
Core Laboratories NV	15,000	1,716,300
EOG Resources, Inc.	66,500	6,449,835
Noble Energy, Inc.	140,000	5,097,400

	Shares	Value (Note 2)
Schlumberger Ltd.	75,000	$6,027,000
		26,038,085
Financials 16.5%
American Express Co.	50,000	4,003,000
Chubb Ltd.	40,000	5,526,800
CME Group, Inc.	57,000	6,923,220
Comerica, Inc.	20,000	1,425,600
Discover Financial Services	90,000	6,402,600
Morgan Stanley	160,000	7,307,200
PNC Financial Services Group, Inc.	62,500	7,951,875
Raymond James Financial, Inc.	37,910	2,978,210
S&P Global, Inc.	60,000	7,768,200
Signature Bank*	49,950	7,867,624
The Travelers Cos., Inc.	40,000	4,889,600
		63,043,929
Health Care 14.3%
Amgen, Inc.	25,000	4,413,250
Becton Dickinson & Co.	20,000	3,661,000
Biogen, Inc.*	10,000	2,886,000
Bristol-Myers Squibb Co.	60,000	3,402,600
Danaher Corp.	52,000	4,448,600
DENTSPLY SIRONA, Inc.	35,000	2,223,200
Eli Lilly & Co.	33,000	2,732,730
Johnson & Johnson	22,500	2,749,725
Medtronic PLC(a)	65,000	5,259,150
Merck & Co., Inc.	110,000	7,245,700
Stryker Corp.	22,000	2,828,320

	Shares	Value (Note 2)
UnitedHealth Group, Inc.	48,000	$7,938,240
Zoetis, Inc.	95,000	5,064,450
		54,852,965
Industrials 8.4%
3M Co.	25,000	4,658,750
Ametek, Inc.	35,000	1,888,950
Canadian Pacific Railway Ltd.	19,000	2,802,120
Fortive Corp.	26,000	1,498,900
Johnson Controls Int'l. plc	71,625	3,003,952
Masco Corp.	63,820	2,155,840
Parker Hannifin Corp.	22,000	3,406,480
United Parcel Service, Inc.	20,000	2,115,200
Verisk Analytics, Inc.*	40,000	3,316,800
Waste Connections, Inc.	56,170	4,908,696
Xylem Inc	50,000	2,406,000
		32,161,688
Information Technology 21.3%
Accenture PLC	59,000	7,227,500
Alphabet, Inc.*	10,500	8,871,765
Apple, Inc.	75,000	10,274,250
Check Point Software Technologies Ltd.*	25,000	2,472,750
Cisco Systems, Inc.	160,000	5,468,800
Cognizant Technology Solutions Corp.*	40,000	2,370,800
Microchip Technology, Inc.	70,000	5,076,400
Microsoft Corp.	190,000	12,156,200
Open Text Corp.	110,000	3,627,800
Skyworks Solutions, Inc.	30,000	2,844,300

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

	Shares	Value (Note 2)
Synopsys, Inc.*	40,000	$2,857,600
Texas Instruments, Inc.	85,000	6,512,700
Visa, Inc.	131,000	11,520,140
		81,281,005
Materials 1.9%
Ecolab, Inc.	40,000	4,958,800
Praxair, Inc.	20,000	2,374,200
		7,333,000
Telecommunication Services 1.6%
Verizon Communications, Inc.	120,000	5,955,600
Total Domestic Common Stocks (Cost $233,261,551)		347,111,631
Foreign Stocks & ADR's 4.7%
Denmark 1.1%
Vestas Wind Systems A/S ADR	170,000	4,188,800
Israel 0.6%
NICE Systems Ltd. ADR	35,000	2,388,750
Netherlands 2.0%
Unilever NV	160,000	7,572,800
Switzerland 1.0%
Roche Holding AG ADR	120,000	3,652,200
Total Foreign Stocks & ADR's (Cost $16,247,552)		17,802,550
Real Estate Investment Trusts 1.2%
Real Estate 1.2%
Equinix, Inc.(b) (Cost $4,037,499)	12,500	4,700,875
Institutional Money Market Funds 3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $11,381,639)	11,381,639	11,381,639
Total Investments 99.7% (Cost $264,928,241)†		380,996,695

Other Assets in Excess of Liabilities 0.3%		1,065,156

Net Assets 100.0%		$382,061,851

*	Non-income producing.

†	Cost for federal income tax purposes is $264,928,241. At February 28, 2017 unrealized appreciation for federal income tax purposes aggregated $116,068,454 of which $120,049,116 related to appreciated securities and $3,980,662 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

(b)	Real Estate Investment Trusts

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at February 28, 2017

Average Effective Duration (Unaudited)

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	7.1%
1 yr. to 2.99 yrs.	5.2%
3 yrs. to 3.99 yrs.	6.4%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	25.6%
6 yrs. to 7.99 yrs.	34.1%
8 yrs. and over	21.6%

Average Effective Duration (for all Fixed Income Holdings) 6.7 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			19.2%
FHLMC Q33006	3.50%	04/01/45	4.4%
FNMA TBA 15 YR Mar	2.50%	03/16/32	3.7%
FHLMC Q32917	3.00%	04/01/45	3.5%
FNMA AT2016	3.00%	04/01/43	2.8%

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q29056	4.00%	10/01/44	2.7%
SPDR Barclays Short Term Corporate Bond ETF			2.5%
FNMA AX0884	4.50%	10/01/44	2.1%
FNMA 890310	4.50%	12/01/40	1.8%
AT&T, Inc.	3.80%	03/15/22	1.8%
Total of Net Assets			44.5%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 29.5%
U.S. Government Agency Obligations 29.5%
Federal Home Loan Mortgage Corporation 11.7%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,111 M	$2,304,735
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,110 M	1,126,608
30-Year:
FHLMC Q29056
4%, 10/01/44	8,032 M	8,448,757
FHLMC Q32917
3%, 04/01/45	10,760 M	10,728,436
FHLMC Q33006
3.5%, 04/01/45	13,138 M	13,477,508
		32,654,701
Total Federal Home Loan Mortgage Corporation		36,086,044
Federal National Mortgage Association 14.3%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR Mar
2.5%, 03/16/32(a)	11,400 M	11,426,720

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FNMA 725423
5.5%, 05/01/34	647 M	$726,510
FNMA 725610
5.5%, 07/01/34	585 M	657,477
FNMA AD9193
5%, 09/01/40	1,755 M	1,925,372
FNMA 890310
4.5%, 12/01/40	5,025 M	5,413,891
FNMA AT2016
3%, 04/01/43	8,729 M	8,695,393
FNMA AS0779
4%, 10/01/43	3,471 M	3,685,133
FNMA AX0884
4.5%, 10/01/44	5,916 M	6,359,890
FNMA BC1809
3.5%, 05/01/46	5,128 M	5,260,887
		32,724,553
Total Federal National Mortgage Association		44,151,273
Government National Mortgage Corporation 3.5%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	4,693 M	4,924,209
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	2,978,860
GNR 12-147 Interest Only
0.5836%, 04/16/54	9,517 M	373,064
		8,276,133

	Principal Amount (M=$1,000)	Value (Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	2,338 M	$2,524,624
Total Government National Mortgage Corporation		10,800,757
Total U.S. Government Obligations (Cost $91,871,062)		91,038,074
Domestic Corporate Bonds 42.1%
Basic Industry 2.7%
CF Industries, Inc.
4.95%, 06/01/43	5,333 M	4,586,380
Domtar Corp.
6.25%, 09/01/42	3,000 M	3,031,608
Int'l. Paper Co.
4.4%, 08/15/47	800 M	777,509
		8,395,497
Capital Goods 2.3%
Lockheed Martin Corp.
3.55%, 01/15/26	2,900 M	2,965,059
Northrop Grumman Corp.
3.85%, 04/15/45	3,000 M	2,893,662
Reynolds Group Issuer LLC
5.125%, 07/15/23(b)	325 M	336,781
United Technologies Corp.
2.65%, 11/01/26	900 M	872,518
		7,068,020

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Communications 7.9%
AMC Networks, Inc.
5%, 04/01/24	2,880 M	$2,907,014
America Movil SAB de CV
6.125%, 03/30/40	900 M	1,055,405
AT&T, Inc.
3.8%, 03/15/22	5,231 M	5,394,260
CBS Corp.
4%, 01/15/26	3,000 M	3,072,231
CCO Holdings LLC
5.75%, 02/15/26(b)	325 M	347,750
Comcast Corp.
2.35%, 01/15/27	2,900 M	2,663,325
Cox Communications, Inc.
3.35%, 09/15/26(b)	800 M	773,918
CSC Holdings LLC
10.875%, 10/15/25(b)	1,900 M	2,289,500
Frontier Communications Corp.
11%, 09/15/25	325 M	326,625
GCI, Inc.
6.875%, 04/15/25	1,434 M	1,487,775
SFR Group SA
7.375%, 05/01/26(b)	325 M	336,781
Sprint Corp.
7.875%, 09/15/23	325 M	361,563
Telesat Canada / Telesat LLC
8.875%, 11/15/24(b)	325 M	355,063
Time Warner, Inc.
3.8%, 02/15/27	2,900 M	2,870,037
		24,241,247
Consumer Cyclical 5.1%
Amazon.com, Inc.
4.95%, 12/05/44	900 M	1,046,072
DR Horton, Inc.
4.75%, 02/15/23	1,150 M	1,225,681
General Motors Financial Co., Inc.
3.2%, 07/06/21	2,150 M	2,172,528
5.25%, 03/01/26	2,000 M	2,166,808
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	800 M	754,301
McDonald's Corp.
3.7%, 01/30/26	2,900 M	2,975,304
QVC, Inc.
5.45%, 08/15/34	2,325 M	2,170,062
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	2,900 M	2,852,240
Wynn Las Vegas LLC
5.5%, 03/01/25(b)	325 M	329,875
		15,692,871
Consumer Non-Cyclical 9.1%
Abbott Laboratories
4.9%, 11/30/46	800 M	831,314
Altria Group, Inc.
3.875%, 09/16/46	3,000 M	2,831,070
Amgen, Inc.
2.6%, 08/19/26	3,000 M	2,784,660

	Principal Amount (M=$1,000)	Value (Note 2)
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	2,900 M	$3,186,210
Cardinal Health, Inc.
4.9%, 09/15/45	2,010 M	2,130,483
DaVita, Inc.
5.125%, 07/15/24	325 M	331,703
Express Scripts Holding Co.
3.4%, 03/01/27	3,000 M	2,846,763
HCA, Inc.
5.375%, 02/01/25	325 M	340,031
Kraft Heinz Foods Co.
4.375%, 06/01/46	3,000 M	2,836,518
Medtronic, Inc.
3.5%, 03/15/25	2,900 M	2,979,881
Molson Coors Brewing Co.
3%, 07/15/26	3,000 M	2,860,821
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26	3,000 M	2,878,275
Zoetis, Inc.
3.25%, 02/01/23	1,386 M	1,401,739
		28,239,468
Energy 0.1%
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	325 M	356,688
Financials 3.4%
Bank of America Corp.
3.248%, 10/21/27	2,900 M	2,781,225
Brookfield Asset Management, Inc.
4%, 01/15/25	3,696 M	3,705,502
Citizens Financial Group, Inc.
4.3%, 12/03/25	824 M	848,596
Icahn Enterprises LP
5.875%, 02/01/22	325 M	331,500
JPMorgan Chase & Co
2.95%, 10/01/26	2,900 M	2,774,514
		10,441,337
Insurance 3.4%
Chubb INA Holdings, Inc.
3.35%, 05/03/26	2,900 M	2,949,851
Manulife Financial Corp.
4.15%, 03/04/26	1,570 M	1,659,151
MetLife, Inc.
4.6%, 05/13/46	2,900 M	3,086,110
Travelers Cos, Inc.
3.75%, 05/15/46	3,000 M	2,886,591
		10,581,703
Real Estate 2.0%
HCP, Inc.
4%, 06/01/25	800 M	813,590
Retail Opportunity Investments Partnership LP
5%, 12/15/23	2,300 M	2,359,565
Simon Property Group LP
4.25%, 11/30/46	3,000 M	2,997,726
		6,170,881
Technology 5.6%
Broadcom Corp / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27(b)	3,000 M	3,021,009

	Principal Amount (M=$1,000)	Value (Note 2)
Diamond 1 Finance Corp / Diamond 2 Finance Corp.
7.125%, 06/15/24(b)	1,290 M	$1,425,302
Ericsson LM
4.125%, 05/15/22	2,725 M	2,781,424
First Data Corp.
5%, 01/15/24(b)	325 M	331,900
Ingram Micro, Inc.
5.45%, 12/15/24	2,310 M	2,274,966
KLA-Tencor Corp.
4.65%, 11/01/24	800 M	857,538
Microsoft Corp.
2.4%, 08/08/26	2,900 M	2,755,426
Nuance Communications, Inc.
5.625%, 12/15/26(b)	325 M	331,906
QUALCOMM, Inc.
3.45%, 05/20/25	3,000 M	3,037,425
Western Digital Corp.
10.5%, 04/01/24	325 M	379,844
		17,196,740
Transportation 0.1%
XPO Logistics, Inc.
6.5%, 06/15/22(b)	325 M	341,250
Utilities 0.4%
Electricite de France SA
3.625%, 10/13/25(b)	800 M	805,335
NRG Yield Operating LLC
5.375%, 08/15/24	325 M	333,125
		1,138,460
Total Domestic Corporate Bonds (Cost $128,667,774)		129,864,162
Asset Backed Securities 1.7%
Keuka Park CLO Ltd 2013-1
2.7412%, 10/21/24(b)	2,000 M	1,999,984
Nomad CLO Ltd.
2.2232%, 01/15/25(b)	1,250 M	1,249,990
Taco Bell Funding, LLC
3.832%, 05/25/26(b)	1,990 M	1,997,063

Total Asset Backed Securities (Cost $5,246,451)		5,247,037
Bank Loans 0.6%
Consumer Discretionary 0.1%
J Crew Group, Inc.
4.09%, 03/05/21(c)	325 M	185,432
Technology 0.5%
Micron Technology, Inc.
4.75%, 04/26/22(d)	1,423 M	1,440,749
Total Bank Loans (Cost $1,584,644)		1,626,181

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 21.7%
Bond Funds 21.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	500,731	59,376,682

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

	Shares	Value (Note 2)
SPDR Barclays Short Term Corporate Bond ETF	248,641	$7,610,901
Total Domestic Exchange Traded Funds (Cost $64,431,714)		66,987,583
Institutional Money Market Funds 8.0%
State Street Institutional U.S. Government Money Market Fund Premier Class (Cost $24,724,700)	24,724,700	24,724,700
Total Investments 103.6% (Cost $316,526,345)†		319,487,737

Excess of Liabilities Over Other Assets (3.6)%		(11,061,402)

Net Assets 100.0%		$308,426,335

*	Non-income producing.

†	Cost for federal income tax purposes is $316,526,345. At February 28, 2017 unrealized appreciation for federal income tax purposes aggregated $2,961,392 of which $4,854,293 related to appreciated securities and $1,892,901 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the market value of rule 144A securities amounted to $16,273,407 or 5.28% of net assets.

(c)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(d)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 3.75%.

The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

(Unaudited)

Fund Profile

at February 28, 2017

Average Effective Duration (Unaudited)

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	31.0%
1 yr. to 2.99 yrs.	8.8%
3 yrs. to 3.99 yrs.	5.4%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	20.6%
6 yrs. to 7.99 yrs.	19.7%
8 yrs. and over	14.5%

Average Effective Duration (for all Fixed Income Holdings) 4.6 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AS7106	3.50%	05/01/46	3.5%
FNMA AU1628	3.00%	07/01/43	3.1%
FNMA AH8925	4.50%	03/01/41	2.3%
FHLMC Q33006	3.50%	04/01/45	2.2%
FNMA AZ5591	4.00%	08/01/45	1.8%

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC G08637	4.00%	04/01/45	1.8%
FNMA TBA 15 YR Mar	2.50%	03/16/32	1.7%
FHLMC Q32917	3.00%	04/01/45	1.6%
FNMA BC4492	4.50%	12/01/39	1.6%
FNMA 890739	2.50%	08/01/31	1.5%
Total of Net Assets			21.1%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 22.4%
U.S. Government Agency Obligations 22.4%
Federal Home Loan Mortgage Corporation 5.6%
Mortgage-Backed Securities:
30-Year:
FHLMC Q32917
3%, 04/01/45	430 M	$429,138
FHLMC Q33006
3.5%, 04/01/45	564 M	578,071
FHLMC G08637
4%, 04/01/45	456 M	479,130

Total Federal Home Loan Mortgage Corporation		1,486,338
Federal National Mortgage Association 16.8%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR Mar
2.5%, 03/16/32(a)	450 M	451,055
20-Year:
FNMA 890739
2.5%, 08/01/31	406 M	407,199
30-Year:
FNMA BC4492
4.5%, 12/01/39	396 M	425,334
FNMA AH8925
4.5%, 03/01/41	561 M	605,591

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA AU1628
3%, 07/01/43	823 M	$820,090
FNMA AZ5591
4%, 08/01/45	458 M	481,923
FNMA AZ7347
3%, 11/01/45	355 M	352,651
FNMA AS7106
3.5%, 05/01/46	908 M	931,394
		3,616,983
Total Federal National Mortgage Association		4,475,237
Total U.S. Government Obligations (Cost $6,094,463)		5,961,576
Domestic Corporate Bonds 29.7%
Basic Industry 1.7%
CF Industries, Inc.
4.95%, 06/01/43	315 M	270,900
Int'l. Paper Co.
4.4%, 08/15/47	200 M	194,377
		465,277
Capital Goods 2.1%
Lockheed Martin Corp.
3.55%, 01/15/26	250 M	255,608
Reynolds Group Issuer LLC
5.125%, 07/15/23(b)	50 M	51,813
United Technologies Corp.
2.65%, 11/01/26	250 M	242,366
		549,787

	Principal Amount (M=$1,000)	Value (Note 2)
Communications 6.5%
AMC Networks, Inc.
5%, 04/01/24	135 M	$136,266
America Movil SAB de CV
6.125%, 03/30/40	250 M	293,168
AT&T, Inc.
3.8%, 03/15/22	152 M	156,744
CCO Holdings LLC
5.75%, 02/15/26(b)	50 M	53,500
Comcast Corp.
2.35%, 01/15/27	250 M	229,597
Cox Communications, Inc.
3.35%, 09/15/26(b)	200 M	193,480
CSC Holdings LLC
10.875%, 10/15/25(b)	100 M	120,500
Frontier Communications Corp.
11%, 09/15/25	50 M	50,250
GCI, Inc.
6.875%, 04/15/25	74 M	76,775
SFR Group SA
7.375%, 05/01/26(b)	50 M	51,812
Sprint Corp.
7.875%, 09/15/23	50 M	55,625
Telesat Canada / Telesat LLC
8.875%, 11/15/24(b)	50 M	54,625
Time Warner, Inc.
3.8%, 02/15/27	250 M	247,417
		1,719,759

The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Consumer Cyclical 5.0%
Amazon.com, Inc.
4.95%, 12/05/44	250 M	$290,575
DR Horton, Inc.
4.75%, 02/15/23	75 M	79,936
General Motors Financial Co., Inc.
3.2%, 07/06/21	100 M	101,048
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	200 M	188,575
McDonald's Corp.
3.7%, 01/30/26	250 M	256,492
QVC, Inc.
5.45%, 08/15/34	140 M	130,670
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	250 M	245,883
Wynn Las Vegas LLC
5.5%, 03/01/25(b)	50 M	50,750
		1,343,929
Consumer Non-Cyclical 4.3%
Abbott Laboratories
4.9%, 11/30/46	200 M	207,828
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	250 M	274,673
Cardinal Health, Inc.
4.9%, 09/15/45	120 M	127,193
DaVita, Inc.
5.125%, 07/15/24	50 M	51,031
Express Scripts Holding Co.
3.4%, 03/01/27	150 M	142,338
HCA, Inc.
5.375%, 02/01/25	50 M	52,313
Medtronic, Inc.
3.5%, 03/15/25	250 M	256,886
Zoetis, Inc.
3.25%, 02/01/23	35 M	35,398
		1,147,660
Energy 0.2%
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	50 M	54,875
Financials 2.2%
Bank of America Corp.
3.248%, 10/21/27	250 M	239,761
Citizens Financial Group, Inc.
4.3%, 12/03/25	49 M	50,463
Icahn Enterprises LP
5.875%, 02/01/22	50 M	51,000
JPMorgan Chase & Co
2.95%, 10/01/26	250 M	239,182
		580,406
Insurance 2.3%
Chubb INA Holdings, Inc.
3.35%, 05/03/26	250 M	254,297
Manulife Financial Corp.
4.15%, 03/04/26	85 M	89,827
MetLife, Inc.
4.6%, 05/13/46	250 M	266,044
		610,168

	Principal Amount (M=$1,000)	Value (Note 2)
Real Estate 1.2%
HCP, Inc.
4%, 06/01/25	200 M	$203,398
Retail Opportunity Investments Partnership LP
5%, 12/15/23	125 M	128,237
		331,635
Technology 3.1%
Diamond 1 Finance Corp / Diamond 2 Finance Corp.
7.125%, 06/15/24(b)	60 M	66,293
First Data Corp.
5%, 01/15/24(b)	50 M	51,061
Ingram Micro, Inc.
5.45%, 12/15/24	140 M	137,877
KLA-Tencor Corp.
4.65%, 11/01/24	200 M	214,385
Microsoft Corp.
2.4%, 08/08/26	250 M	237,537
Nuance Communications, Inc.
5.625%, 12/15/26(b)	50 M	51,062
Western Digital Corp.
10.5%, 04/01/24	50 M	58,438
		816,653
Transportation 0.2%
XPO Logistics, Inc.
6.5%, 06/15/22(b)	50 M	52,500
Utilities 0.9%
Electricite de France SA
3.625%, 10/13/25(b)	200 M	201,334
NRG Yield Operating LLC
5.375%, 08/15/24	50 M	51,250
		252,584
Total Domestic Corporate Bonds (Cost $7,853,264)		7,925,233
Bank Loans 0.4%
Consumer Discretionary 0.1%
J Crew Group, Inc.
4.09%, 03/05/21(c)	50 M	28,528
Technology 0.3%
Micron Technology, Inc.
4.75%, 04/26/22(d)	70 M	70,526
Total Bank Loans (Cost $96,757)		99,054
Asset Backed Securities 2.3%
Keuka Park CLO Ltd 2013-1
2.7412%, 10/21/24(b)	250 M	249,998
Nomad CLO Ltd.
2.2232%, 01/15/25(b)	260 M	259,998
Taco Bell Funding, LLC
3.832%, 05/25/26(b)	100 M	99,853

Total Asset Backed Securities (Cost $610,430)		609,849

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 15.9%
Bond Funds 15.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,567	$2,438,835
SPDR Barclays Short Term Corporate Bond ETF	58,924	1,803,663
Total Domestic Exchange Traded Funds (Cost $4,163,528)		4,242,498
Domestic Common Stocks 0.5%
Consumer Discretionary 0.5%
Macy's, Inc. (Cost $129,639)	4,335	144,009
Institutional Money Market Funds 33.5%
State Street Institutional U.S. Government Money Market Fund Premier Class (Cost $8,930,161)	8,930,161	8,930,161
Total Investments 104.7% (Cost $27,878,242)†		27,912,380

Excess of Liabilities Over Other Assets (4.7)%		(1,272,432)

Net Assets 100.0%		$26,639,948

†	Cost for federal income tax purposes is $27,828,242. At February 28, 2017 unrealized appreciation for federal income tax purposes aggregated $34,138 of which $218,647 related to appreciated securities and $184,509 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the market value of rule 144A securities amounted to $1,608,579 or 6.04% of net assets.

(c)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(d)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 3.75%.

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of ten separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C, Class I and Class R6
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund	Class A, Class I and Class S
Sentinel Multi-Asset Income Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C, Class I and Class R6
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C, Class I, Class R3 and Class R6
Sentinel Unconstrained Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution fees, registration fees and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

A. SECURITY VALUATION:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long-term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

B. FAIR VALUE MEASUREMENT:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)	Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)	Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)	The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•	Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•	Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal period, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of February 28, 2017 were as follows:

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Collateralized Mortgage Obligations	$–	$3,082,279	$–	$3,082,279
Agency Mortgage-Backed Securities	–	37,106,601	–	37,106,601
Domestic Common Stocks	214,404,482	–	–	214,404,482
Domestic Corporate Bonds	–	1,402,604	–	1,402,604
Domestic Exchange Traded Funds	26,258,379	–	–	26,258,379
Foreign Stocks & ADRs:
Netherlands	4,259,700	–	–	4,259,700
Switzerland	–	1,826,100	–	1,826,100
Institutional Money Market Funds	–	52,918,891	–	52,918,891
Real Estate Investment Trusts	2,256,420	–	–	2,256,420
Totals	$247,178,981	$96,336,475	$–	$343,515,456

Common Stock:
Domestic Common Stocks	$1,963,356,966	$–	$–	$1,963,356,966
Foreign Stocks & ADRs:
Netherlands	37,764,607	–	–	37,764,607
Switzerland	–	20,847,975	–	20,847,975
Institutional Money Market Funds	–	24,360,842	–	24,360,842
Real Estate Investment Trusts	18,803,500	–	–	18,803,500
Totals	$2,019,925,073	$45,208,817	$–	$2,065,133,890

Government Securities:
Agency Collateralized Mortgage Obligations	$–	$17,922,323	$–	$17,922,323
Agency Mortgage-Backed Securities	–	161,925,768	–	161,925,768
Institutional Money Market Funds	–	10,636,179	–	10,636,179
Totals	$–	$190,484,270	$–	$190,484,270

International Equity:
Domestic Common Stocks	$23,022,920	$–	$–	$23,022,920
Foreign Stocks & ADRs:	–		–
Canada	4,817,949	–	–	4,817,949
All Others	–	141,891,097	–	141,891,097
Institutional Money Market Funds	–	5,465,460	–	5,465,460
Totals	$27,840,869	$147,356,557	$–	$175,197,426

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Low Duration Bond:
Agency Collateralized Mortgage Obligations	$–	$77,466,331	$–	$77,466,331
Agency Discount Notes	–	24,999,688	–	24,999,688
Agency Mortgage-Backed Securities	–	904,371	–	904,371
Asset Backed Securities	–	3,847,632	–	3,847,632
Bank Loans	–	2,544,335	–	2,544,335
Domestic Corporate Bonds	–	100,225,656	–	100,225,656
Domestic Exchange Traded Funds	41,507,101	–	–	41,507,101
Institutional Money Market Funds	–	64,237,307	–	64,237,307
Residential Mortgage-Backed Securities	–	13,727,407	–	13,727,407
Totals	$41,507,101	$287,952,727	$–	$329,459,828

Multi-Asset Income:
Agency Collateralized Mortgage Obligations	$–	$349,150	$–	$349,150
Agency Mortgage-Backed Securities	–	16,247,382	–	16,247,382
Asset Backed Securities	–	4,549,525	–	4,549,525
Bank Loans	–	5,204,075	–	5,204,075
Domestic Common Stocks	3,365,252	–	–	3,365,252
Domestic Corporate Bonds	–	129,769,463	–	129,769,463
Domestic Exchange Traded Funds	125,385,251	–	–	125,385,251
Institutional Money Market Funds	–	27,247,563	–	27,247,563
Totals	$128,750,503	$183,367,158	$–	$312,117,661

Small Company:
Agency Discount Notes	$–	$49,998,694	$–	$49,998,694
Domestic Common Stocks	959,662,447	–	–	959,662,447
Foreign Stocks & ADRs	15,282,541	–	–	15,282,541
Institutional Money Market Funds	–	91,455,979	–	91,455,979
Real Estate Investment Trusts	21,902,825	–	–	21,902,825
Totals	$996,847,813	$141,454,673	$–	$1,138,302,486

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Sustainable Core Opportunities:
Domestic Common Stocks	$347,111,631	$–	$–	$347,111,631
Foreign Stocks & ADRs:
Denmark	4,188,800	–	–	4,188,800
Israel	2,388,750	–	–	2,388,750
Netherlands	7,572,800	–	–	7,572,800
Switzerland	–	3,652,200	–	3,652,200
Institutional Money Market Funds	–	11,381,639	–	11,381,639
Real Estate Investment Trusts	4,700,875	–	–	4,700,875
Totals	$365,962,856	$15,033,839	$–	$380,996,695

Total Return Bond:
Agency Collateralized Mortgage Obligations	$–	$10,580,868	$–	$10,580,868
Agency Mortgage-Backed Securities	–	80,457,206	–	80,457,206
Asset Backed Securities	–	5,247,037	–	5,247,037
Bank Loans	–	1,626,181	–	1,626,181
Domestic Corporate Bonds	–	129,864,162	–	129,864,162
Domestic Exchange Traded Funds	66,987,583	–	–	66,987,583
Institutional Money Market Funds	–	24,724,700	–	24,724,700
Totals	$66,987,583	$252,500,154	$–	$319,487,737

Unconstrained Bond:
Agency Mortgage-Backed Securities	$–	$5,961,576	$–	$5,961,576
Asset Backed Securities	–	609,849	–	609,849
Bank Loans	–	99,054	–	99,054
Domestic Common Stocks	144,009	–	–	144,009
Domestic Corporate Bonds	–	7,925,233	–	7,925,233
Domestic Exchange Traded Funds	4,242,498	–	–	4,242,498
Institutional Money Market Funds	–	8,930,161	–	8,930,161
Totals	$4,386,507	$23,525,873	$–	$27,912,380

Investments in Securities - Liabilities:

None.

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives - Assets:
Low Duration Bond:
Futures Contracts	$0	*	$–	$–	$0	*

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended February 28, 2017.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended February 28, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title)	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.,
Chief Financial Officer

Date	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas H. Brownell
Thomas H. Brownell,
President and Chief Executive Officer

Date	April 27, 2017

By (Signature and Title)	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.,
Chief Financial Officer

Date	April 27, 2017